UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06121

Morgan Stanley Pacific Growth Fund Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2007

Date of reporting period:	April 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Pacific Growth Fund Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2007

Total Return for the 6 Months Ended April 30, 2007
Class A	Class B	Class C	Class D
14.76%	14.28%	14.27%	14.85%

MSCI Japan Index[1]	MSCI All Country Asia Pacific Free ex-Japan Index[2]	50/50 Blended Index[3]	Lipper Pacific Region Funds Index[4]
4.76%	20.23%	12.39%	14.44%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

During the six-month period ended April 30, 2007, all markets in the Asia Pacific region posted positive returns. The region demonstrated a wide variance in returns, as Malaysia, Singapore, China, Australia, the Philippines and other markets posted double-digit returns, while Thailand and Taiwan, among others, posted single-digit returns over the same period. Political noise in Taiwan and ill-received central bank policy announcements in Thailand led these markets to lag their regional peers. Sentiment was positive in the fourth quarter of 2006 as oil prices fell, the U.S. Federal Open Market Committee (the "Fed") continued to pause its interest rate increases, and the U.S. economy did not show signs of a sharp slowdown. However, volatility rose in the first quarter of 2007. Global equity markets experienced a brief sell-off towards the end of February on concerns about the sub-prime mortgage market in the U.S., the unwinding of the yen-carry trade and the Chinese government potentially taking steps to cool their economy. The downturn turned out to be temporary as Asia Pacific markets largely recovered in March and April.

In Japan, gains were more muted, but still positive, with the MSCI Japan Index up 4.76 percent during the reporting period. On the back of expectations for economic and corporate earnings expansion, Japan's market maintained a rising trend through late February. However, the worldwide stock market decline in late February caused volatility in Japan's market that spanned the end of the reporting period. The start-up markets continued to slide during the six-month period.

Among sector classifications, the best gains came from the real estate and capital goods sectors, while banks and food and staples retailing moved lower for most for the period. For the real estate sector, expectations of double-digit earnings growth were supported by rising rents and an increase in official land prices. The banking sector performed poorly due to growing concerns over U.S. sub-prime loan problems.

In early November, Japanese companies announced earnings results for the six months ended September 30, 2006, and conservative earnings outlooks from many management teams for the fiscal year 2006 led to deterioration in investor sentiment. The markets were further dragged down by concerns that the economy was slowing, triggered by a weaker-than-expected September machinery order announcement. A stronger-than-expected third quarter gross domestic product (GDP) reading was not enough to completely eliminate those concerns. However, stock markets recovered in late November as better-than-expected October industrial production data diminished pessimism about the domestic economy. In December, favorable market trends that started at the end of November, a number of positive developments such as an improvement in the Bank of Japan December Tankan survey of corporate sentiment, rallying worldwide stock markets and depreciation of the yen against the U.S. dollar pushed one of Japan's broad market indexes, the TOPIX Index, to its highest level since May 2006.

From January through March 2007, the announcement of a number of positive developments seemed to convince investors that the Japanese economy was solid. For instance, the fourth quarter GDP growth rate was revised to an annualized rate of 5.5 percent. Corporate statistics showed that capital expenditures jumped 16.8 percent to a new record high, according to the Ministry of Finance. Japanese land price averages rose for the first time in 16 years. Also, the Bank of Japan raised interest rates in February for the second time in six months to 0.5 percent. Supported by solid economic fundamentals, Japan's market gained momentum through late February when the Shanghai stock index saw a record drop. Japanese markets remained volatile through the end of the reporting period as investors were on the sidelines ahead of the fiscal year 2006 results announcement season, which started in late April.

Foreign institutional investors were net buyers of Japanese stocks for the six-month period, while individual investors were net sellers.

Performance Analysis

Morgan Stanley Pacific Growth Fund outperformed the Morgan Stanley Capital International (MSCI) Japan Index and the 50/50 Blended Index (blend of MSCI Japan and MSCI All Country Asia Pacific Free ex-Japan) and underperformed the MSCI All Country Asia Pacific Free ex-Japan Index for the six months ended April 30, 2007, assuming no deduction of applicable sales charges. The Fund's Class A and D shares outperformed, while Class B and C shares underperformed the Lipper Pacific Region Funds Index during the same period.

Overall, both stock selection and country allocation contributed to performance during this period, the former being the primary contributor.

Relative to the 50/50 Blended Index, the Fund's overweight bias in China and Singapore were positive contributors. Here, the Fund held overweight positions in banks, infrastructure and materials stocks in China and was overweighted in real estate stocks in Singapore, which buoyed performance. From a bottom-up perspective, stock selection was highly favorable during the period, primarily due to positive contributions from Japan (detailed below), China and Singapore. In contrast, the Fund's underweight exposure to both Australia and Malaysia detracted from performance.

The Japan portion of the portfolio was the best relative contributor to the Fund for the six-month period. The outperformance was due to both positive sector allocation and stock selection. Specifically, a minimum allocation to the banks was the main contributor to overall sector allocation. Also, stock selection in the technology hardware and equipment as well as in the software and services sectors assisted relative performance. The chief contributor among stock picks for the period was an electronic devices manufacturer whose share price reacted positively to strong sales of components for video game consoles. Other contributors include a game console maker that benefited from strong sales of a portable game player and next-generation video game console as well as a weakening Japanese yen. However, a minimum allocation to the real estate sector detracted from relative performance as the sector responded positively to the announcement that average land prices in Japan rose for the first time in 16 years.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
BHP Billiton Ltd.	2.6%
Nintendo Co., Ltd.	1.8
Toyota Motor Corp.	1.7
Canon Inc.	1.6
China Construction Bank Corp.	1.5
United Industrial Corp., Ltd.	1.4
National Australia Bank Ltd.	1.3
Matsushita Electric Industrial Co., Ltd.	1.2
Toshiba Corp.	1.2
Mitsubishi Heavy Industries, Ltd.	1.2
TOP FIVE COUNTRIES
Japan	47.1%
Australia	13.0
South Korea	6.2
China	6.4
Hong Kong	5.8

Data as of April 30, 2007. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks (including depositary receipts) and other securities of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand. The principal Asian countries include: Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea. The Fund's assets will be invested in at least three countries. The Fund, however, may invest more than 25 percent of its net assets in Japan, Hong Kong, Malaysia, South Korea and/or Taiwan. Thus, the investment performance of the Fund may be subject to the social, political and economic events occurring in those countries to a greater extent than other countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2007
Symbol	Class A Shares* (since 07/28/97) TGRAX		Class B Shares** (since 11/30/90) TGRBX		Class C Shares† (since 07/28/97) TGRCX		Class D Shares†† (since 07/28/97) TGRDX
1 Year	12.57% 6.66	[5] [6]	11.71% 6.71	[5] [6]	11.70% 10.70	[5] [6]	12.86% —	[5]
5 Years	16.49 15.24	[5] [6]	15.47 15.24	[5] [6]	15.50 15.50	[5] [6]	16.66 —	[5]
10 Years	— —		2.25 2.25	[5] [6]	— —		— —
Since Inception	2.03 1.46	[5] [6]	5.75 5.75	[5] [6]	1.29 1.29	[5] [6]	2.26 —	[5]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of Japan. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by Japan. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Morgan Stanley Capital International (MSCI) All Country Asia Pacific Free ex-Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in Asia Pacific Region, excluding Japan. The term "free float" represents the portions of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Returns prior to 12/31/98 reflect those using "gross dividends" as the "net dividends" data was not available until after 12/31/98. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The 50/50 Blended Index is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan and All Country Asia Pacific Free ex-Japan, with each index weighted equally. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(4)  The Lipper Pacific Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Pacific Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The fund is in the Lipper Pacific Region Funds classification as of the date of this report.

(5)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(6)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/06 – 04/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	11/01/06	04/30/07	11/01/06 – 04/30/07
Class A
Actual (14.76% return)	$1,000.00	$1,147.60	$9.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.31	$8.55
Class B
Actual (14.28% return)	$1,000.00	$1,142.80	$13.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.50	$12.37
Class C
Actual (14.27% return)	$1,000.00	$1,142.70	$13.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.50	$12.37
Class D
Actual (14.85% return)	$1,000.00	$1,148.50	$7.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.46	$7.40

*  Expenses are equal to the Fund's annualized expense ratios of 1.71%, 2.48%, 2.48% and 1.48% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, Sub-Advisers and Administrator are referred to, collectively, as the "Adviser" and the Investment Advisory, Sub-Advisory and Administration Agreements are referred to, collectively, as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints in the management fee schedule. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because of the breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs, but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.0%)
	Australia (a) (13.0%)
	Apparel/Footwear
105,221	Billabong International Ltd. (b)	$1,434,612
	Beverages: Alcoholic
295,000	Foster's Group Ltd.	1,555,728
11,082	McGuigan Simeon Wines Ltd.*	22,931
		1,578,659
	Casino/Gaming
291,700	Tattersall's Ltd. (b)	1,240,874
	Department Stores
321,450	Harvey Norman Holdings Ltd.	1,361,701
	Financial Conglomerates
17,600	Macquarie Bank Ltd.	1,255,886
57,466	Suncorp-Metway Ltd. (b)	1,018,438
		2,274,324
	Food Retail
325,000	Metcash Ltd.	1,406,118
	Industrial Conglomerates
60,150	Wesfarmers Ltd. (b)	1,946,494
	Major Banks
51,150	Australia and New Zealand Banking Group Ltd.	1,298,205
9,200	Commonwealth Bank of Australia	401,481
72,230	National Australia Bank Ltd.(b)	2,568,084
44,450	Westpac Banking Corp.	993,915
		5,261,685
	Oil Refining/Marketing
64,300	Caltex Australia Ltd.(b)	1,288,550
	Other Metals/Minerals
213,401	BHP Billiton Ltd.	5,212,376
29,550	Rio Tinto Ltd.(b)	2,013,647
		7,226,023

NUMBER OF SHARES		VALUE
	Property - Casualty Insurers
43,000	QBE Insurance Group Ltd.	$1,091,600
	Total Australia	26,110,640
	Bermuda (a) (0.5%)
	Electronic Equipment/ Instruments
690,000	GOME Electrical Appliances Holdings Ltd.	1,064,027
	Cayman Islands (a) (0.3%)
	Home Furnishings
1,049,000	Samson Holdings Ltd.	531,998
	China (a) (6.4%)
	Airlines
1,004,000	Air China Ltd. (b)	679,301
	Banking
49,000	China CITIC Bank*	41,154
	Coal
950,000	China Coal Energy Co.*	929,005
	Electric Utilities
928,000	Huaneng Power International, Inc. (Class H) (b)	940,556
	Electrical Products
431,000	Harbin Power Equipment	501,583
	Engineering & Construction
838,000	China Communications Construction Co., Ltd.	1,082,728
	Integrated Oil
698,000	PetroChina Co., Ltd.	783,564
	Major Banks
989,000	Bank of China Ltd.	488,339
1,165,000	Industrial and Commercial Bank of China Ltd.	635,378
		1,123,717
	Marine Shipping
1,172,650	China Cosco Holdings Company Ltd.	1,058,255

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Motor Vehicles
993,000	Dongfeng Motor Corp.	$526,457
	Multi-Line Insurance
235,000	Ping An Insurance (Group) Co. of China, Ltd. (Class H)	1,246,688
	Regional Banks
4,829,000	China Construction Bank Corp. (b)	2,931,373
145,500	China Merchant Bank Co., (Series H)	354,079
		3,285,452
	Steel
977,000	Maanshan Iron & Steel Co., Ltd.	669,224
	Total China	12,867,684
	Hong Kong (a) (5.8%)
	Apparel/Footwear Retail
158,500	Esprit Holdings Ltd.	1,918,152
	Consumer Sundries
818,000	Moulin Global Eyecare Holdings Ltd.* **	0
	Electric Utilities
378,000	China Resources Power Holdings Co., Ltd.	666,822
	Engineering & Construction
427,800	New World Development Co., Ltd.	1,005,106
	Financial Conglomerates
154,000	Wharf (Holdings) Ltd. (The)	567,375
	Industrial Conglomerates
37,000	Swire Pacific Ltd. (Class A)	422,755
	Major Banks
55,600	Hang Seng Bank Ltd.	781,218
	Major Telecommunications
281,000	China Netcom Corp. Ltd. (b)	692,755
	Other Transportation
24,000	Cosco Pacific Ltd.	57,850

NUMBER OF SHARES		VALUE
	Property - Casualty Insurers
1,586,000	PICC Property & Casualty Company Ltd.* (b)	$947,881
	Railroads
222,000	MTR Corp., Ltd.	543,912
	Real Estate Development
55,000	Cheung Kong (Holdings) Ltd.	711,320
159,000	Great Eagle Holdings Ltd. (b)	584,251
116,000	HongKong Land Holdings Ltd. (b)	539,769
		1,835,340
	Regional Banks
18,000	Dah Sing Financial Group	153,576
	Tools/Hardware
541,000	Techtronic Industries Co., Ltd.	717,544
	Wireless Telecommunications
159,000	China Mobile Ltd.	1,436,154
	Total Hong Kong	11,746,440
	India (a) (2.5%)
	Contract Drilling
13,000	Aban Offshore Ltd.	821,019
	Electrical Products
24,400	Asea Brown Boveri India Ltd.	2,416,038
	Major Telecommunications
90,100	Bharti Airtel Ltd.	1,772,466
	Total India	5,009,523
	Indonesia (a) (3.0%)
	Agricultural Commodities/Milling
325,500	PT Astra Agro Lestri Tbk	558,787
464,000	PT Perusahaan Perkebanan London Sumatra Indonesia Tbk	331,080
		889,867
	Construction Materials
488,500	PT Indocement Tunggal Prakarsa Tbk	303,126

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food: Specialty/Candy
1,771,000	PT Indofood Sukses Makmur Tbk	$316,680
	Major Telecommunications
1,280,000	PT Telekomunikasi Indonesia Tbk (Series B)	1,473,035
	Motor Vehicles
506,000	PT Astra International Tbk	793,718
	Other Metals/Minerals
22,500	PT International Nickel Indonesia Tbk	149,690
	Regional Banks
934,000	PT Bank Central Asia Tbk	539,913
1,143,500	PT Bank Rakyat Indonesia	654,569
		1,194,482
	Specialty Stores
1,942,100	PT Mitra Adiperkasa Tbk	180,654
	Trucks/Construction/ Farm Machinery
769,000	PT United TractorsTbk	660,504
	Total Indonesia	5,961,756
	Japan (a) (47.1%)
	Auto Parts: O.E.M.
44,100	NIFCO Inc. (b)	1,041,443
19,000	Toyoda Gosei Co., Ltd. (b)	468,459
		1,509,902
	Building Products
125,000	Nippon Sheet Glass Company, Ltd.	656,629
127,000	Sanwa Shutter Corp. (b)	782,504
		1,439,133
	Chemicals: Major Diversified
197,000	Mitsubishi Chemical Holdings Corp.	1,584,836

NUMBER OF SHARES		VALUE
	Chemicals: Specialty
198,000	Daicel Chemical Industries, Ltd. (b)	$1,330,342
307,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,334,613
144,000	Kaneka Corp.	1,315,619
71,300	Shin-Etsu Polymer Co., Ltd.	843,312
		4,823,886
	Commercial Printing/Forms
77,000	Dai Nippon Printing Co., Ltd. (b)	1,226,960
12,600	Nissha Printing Co., Ltd. (b)	383,684
		1,610,644
	Computer Peripherals
69,100	Mitsumi Electric Co., Ltd.	2,301,645
	Computer Processing Hardware
328,000	Fujitsu Ltd.	2,060,145
	Electric Utilities
24,000	Tokyo Electric Power Co., Inc	795,739
	Electrical Products
260,000	Furukawa Electric Co., Ltd.	1,589,611
	Electronic Components
21,500	TDK Corp.	1,864,744
	Electronic Distributors
33,400	Ryosan Co., Ltd.	839,442
	Electronic Equipment/ Instruments
55,800	Canon Inc.	3,119,151
20,600	Kyocera Corp.	2,001,144
129,000	Matsushita Electric Industrial Co., Ltd.	2,493,308
346,000	NEC Corp.	1,833,289
105,000	Ricoh Co., Ltd.	2,302,210
334,000	Toshiba Corp. (b)	2,491,281
		14,240,383

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronics/Appliances
72,800	Casio Computer Co., Ltd. (b)	$1,467,595
44,300	FUJIFILM Holdings Corp.	1,816,216
19,100	Rinnai Corp. (b)	523,238
35,700	Sony Corp. (b)	1,901,152
		5,708,201
	Engineering & Construction
63,000	Kyudenko Corp.	365,159
59,000	Maeda Road Construction Co., Ltd.	464,922
182,000	Obayashi Corp.	1,146,806
34,000	Sanki Engineering Co., Ltd. (b)	252,550
		2,229,437
	Finance/Rental/Leasing
53,700	Hitachi Capital Corp. (b)	899,038
	Food Retail
42,300	FamilyMart Co., Ltd. (b)	1,071,316
	Food: Meat/Fish/Dairy
73,000	Nippon Meat Packers, Inc. (b)	889,058
	Food: Specialty/Candy
30,600	House Foods Corp. (b)	517,670
	Home Building
163,000	Sekisui Chemical Co., Ltd.	1,265,336
97,000	Sekisui House, Ltd.	1,433,519
		2,698,855
	Industrial Conglomerates
287,000	Hitachi, Ltd.	2,179,531
	Industrial Machinery
124,000	Amada Co., Ltd.	1,382,633
90,000	Daifuku Co., Ltd.	1,129,714
49,300	Daikin Industries, Ltd.	1,666,388
31,100	Fuji Machine Mfg. Co., Ltd.	582,254
63,000	Fujitec Co., Ltd. (b)	453,185
401,000	Mitsubishi Heavy Industries, Ltd. (b)	2,468,147
176,000	Tsubakimoto Chain Co.	1,013,224
		8,695,545

NUMBER OF SHARES		VALUE
	Industrial Specialties
46,300	Lintec Corp. (b)	$964,828
100,000	Toyo Ink Mfg. Co., Ltd.	389,411
		1,354,239
	Major Telecommunications
230	Nippon Telegraph & Telephone Corp.	1,144,366
	Metal Fabrications
163,000	Minebea Co., Ltd.	954,213
189,000	Mitsui Mining & Smelting Co., Ltd.	911,523
		1,865,736
	Miscellaneous Manufacturing
66,300	Kurita Water Industries Ltd.	1,657,199
	Motor Vehicles
230,900	Nissan Motor Co., Ltd.	2,329,117
73,800	Suzuki Motor Corp. (b)	2,100,752
55,800	Toyota Motor Corp.	3,398,832
56,400	Yamaha Motor Co., Ltd.	1,489,543
		9,318,244
	Movies/Entertainment
28,200	TOHO Co., Ltd. (b)	552,723
	Pharmaceuticals: Other
41,200	Astellas Pharma Inc. (b)	1,797,538
60,300	Daiichi Sankyo Co., Ltd.	1,797,303
27,300	Ono Pharmaceutical Co., Ltd.	1,512,594
		5,107,435
	Railroads
164	East Japan Railway Co.	1,328,814
	Recreational Products
11,700	Nintendo Co., Ltd.	3,639,236
63,400	Yamaha Corp.	1,463,683
		5,102,919
	Semiconductors
14,600	Rohm Co., Ltd.	1,313,880

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Steel
111,000	Nippon Steel Corp.	$709,435
	Textiles
53,000	Nisshinbo Industries, Inc. (b)	686,901
251,000	Teijin Ltd. (b)	1,294,916
		1,981,817
	Wholesale Distributors
17,600	Hitachi High-Technologies Corp.	456,714
113,800	Mitsubishi Corp.	2,427,479
60,000	Nagase & Co., Ltd.	791,152
		3,675,345
	Total Japan	94,660,913
	Malaysia (a) (0.8%)
	Agricultural Commodities/Milling
108,000	Kuala Lumpur Kepong Berhad	409,556
	Electric Utilities
142,000	YTL Corp. Berhad	300,832
	Engineering & Construction
143,900	IJM Corporation Berhad	363,076
	Food: Specialty/Candy
106,000	PPB Oil Palms Berhad	448,943
	Regional Banks
80,300	Public Bank Berhad	233,725
	Total Malaysia	1,756,132
	Pakistan (a) (0.4%)
	Oil & Gas Production
371,380	Oil & Gas Development Co. Ltd.	750,442
	Philippines (a) (0.9%)
	Financial Conglomerates
57,850	Ayala Corp.	726,473
	Specialty Telecommunications
21,615	Philippine Long Distance Telephone Co.	1,145,780
	Total Philippines	1,872,253

NUMBER OF SHARES		VALUE
	Singapore (a) (5.8%)
	Coal
36,000	Straits Asia Resources Ltd.	$23,699
	Electronic Components
506,250	UniSteel Technology Ltd.	807,481
	Major Banks
267,600	Oversea-Chinese Banking Corp., Ltd.	1,568,991
	Real Estate Development
311,000	Capitaland Ltd.	1,714,955
84,000	City Developments Ltd.	878,911
1,430,000	United Industrial Corp., Ltd.	2,822,514
		5,416,380
	Real Estate Investment Trusts
668,400	CDL Hospitality Trust	796,210
836,000	Suntec Real Estate Investment Trust	1,115,527
		1,911,737
	Regional Banks
144,000	United Overseas Bank Ltd.*	2,010,508
	Singapore	11,738,796
	South Korea (a) (6.1%)
	Advertising/Marketing Services
1,941	Cheil Communications, Inc.	506,881
	Apparel/Footwear
7,870	Cheil Industries Inc.	296,817
	Chemicals: Specialty
10,210	LG Corp.	372,984
9,230	LG Petrochemical Co., Ltd.	309,991
7,518	SSCP Co., Ltd.*	211,021
		893,996
	Department Stores
914	Shinsegae Co., Ltd.	620,455
	Electronics/Appliances
24,560	Woongjin Coway Co., Ltd.	823,205
	Engineering & Construction
5,070	GS Engineering & Construction Corp.	502,797

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
7,000	Hyundai Engineering & Construction Co., Ltd.*	$416,868
5,920	Samsung Engineering Co., Ltd.	435,031
		1,354,696
	Financial Conglomerates
17,740	Shinhan Financial Group Co., Ltd.	998,143
	Food: Specialty/Candy
1,912	Orion Corp.	520,217
	Household/Personal Care
794	Amorepacific Corp.	511,902
	Industrial Machinery
68,842	EnE System Inc.*	603,282
	Internet Software/Services
4,389	CDNetworks Co., Ltd.*	99,770
4,620	NHN Corp.*	721,515
		821,285
	Major Banks
15,670	Kookmin Bank	1,405,426
	Property - Casualty Insurers
2,840	Samsung Fire & Marine Insurance Co., Ltd.	503,505
	Semiconductors
616	Samsung Electronics Co., Ltd.	377,083
	Trucks/Construction/ Farm Machinery
19,060	Doosan Infracore Co., Ltd.	605,708
3,790	Hyundai Heavy Industries Co., Ltd.	960,622
3,534	Hyundai Mipo Dockyard Co., Ltd.	712,442
		2,278,772
	Total South Korea	12,515,665

NUMBER OF SHARES		VALUE
	Taiwan (a) (4.8%)
	Chemicals: Major Diversified
381,000	Eternal Chemical Co. Ltd.	$636,749
165,000	Formosa Chemicals & Fibre Corp.	305,580
		942,329
	Computer Peripherals
78,000	Foxconn Technology Co. Ltd.	730,802
94,741	Hon Hai Precision Industry Co., Ltd.	624,206
64,000	Innolux Display Corp.*	181,794
		1,536,802
	Computer Processing Hardware
12,600	High Tech Computer Corp.	187,613
	Electronic Components
164,700	Everlight Electronics Co., Ltd.	565,715
168,968	Trancend Information Inc.	563,867
151,700	Tripod Technology Corp.	565,425
210,000	TXC Corp.	378,285
		2,073,292
	Electronic Equipment/Instruments
300,000	AU Optronics Corp.	476,188
344,229	Delta Electronics, Inc.	1,074,349
402,000	Sunrex Technology Corp.	494,367
		2,044,904
	Financial Conglomerates
321,374	Cathay Financial Holding Co., Ltd.	650,487
	Marine Shipping
596,000	Evergreen Marine Corp.	363,441
783,000	Yang Ming Marine Transport	510,089
		873,530
	Regional Banks
401,000	Chang Hwa Commercial Bank*	234,723

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Semiconductors
63,700	MediaTek Inc.	$791,487
201,000	Siliconware Precision Industries Co.	381,791
		1,173,278
	Total Taiwan	9,716,958
	Thailand (a) (0.4%)
	Home Building
506,600	Land & Houses PCL (Alien Shares) (b)	108,560
	Major Banks
157,900	Kasikornbank PCL (Alien Shares)	320,230
	Regional Banks
95,800	Bangkok Bank PCL (Alien Shares)	309,182
	Total Thailand	737,972
	Total Common Stocks (Cost $145,365,155)	197,041,199
	Preferred Stock (0.2%)
	South Korea (a)
	Semiconductors
858	Samsung Electronics Co., Ltd. (Cost $232,701)	403,469
	China (0.0%)
	Investment Trusts/Mutual Funds
100,000	Investment Co. of China (a)* ** (Cost $783,625)	0

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (14.0%)
	Short-Term Debt Securities held as Collateral on Loaned
	Securities (14.0%)
$637	AIG Match Funding Corp., 5.30%, 12/17/07 (c)	$636,513
455	Alliance and Leister Plc., 5.33%, 05/30/08 (c)	454,622
221	Anglo Irish Bank Corp Plc., 5.35%, 07/09/07	221,324
227	Bancaja, 5.36%, 05/30/08 (c)	227,311
727	Bank of America, 5.32%, 05/15/07 (c)	727,396
227	Bank of New York Co., Inc. 5.32%, 05/30/08 (c)	227,311
909	Barclays New York,. 5.30%, 06/11/07	909,245
	Bear Stearns,
455	5.36%, 05/30/08 (c)	454,622
939	5.32%, 05/01/07 (c)	938,660
455	BNP Paribas Mtn., 5.33%, 05/30/08 (c)	454,622
909	CAM U.S. Finance SA Unipersonal, 5.36%, 05/30/08 (c)	909,245
	CIC NY,
318	5.30%, 09/04/07 (c)	318,217
455	5.34%, 05/31/07 (c)	454,622
818	CIT Group Holdings Inc., 5.37%, 05/30/08 (c)	818,320
451	Citigroup Funding Inc., 5.30%, 06/12/07	451,434
	Credit Suisse First Boston, NY,
455	5.32%, 03/14/08	454,622
273	5.29%, 05/15/07	272,774
364	5.30%, 06/29/07	363,698
163	5.30%, 05/18/07	162,892
451	Corporate Receivables Corp., 5.30%, 06/15/07	451,301

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$455	Dexia Bank NY, 5.32%, 09/28/07 (c)	$454,577
682	DZ Bank AG ,NY, 5.30%, 05/29/07	681,934
464	Ebbets Funding LLC., 5.32%, 07/17/07	463,714
	First Tennesee Bank
227	5.33%, 05/30/08 (c)	227,311
910	5.33%, 05/30/08 (c)	910,358
	Goldman Sachs Group, Inc.,
227	5.37%, 05/30/08 (c)	227,311
427	5.42%, 04/30/08 (c)	427,345
227	HSBC Finance Corp., 5.33%, 05/30/08 (c)	227,311
273	Manufacturers and Traders, 5.30%, 06/15/07 (c)	272,774
456	Marshall & Ilsley Bank 5.37%, 12/17/07	455,898
682	Metropolitan Life Global Funding, 5.31%, 05/30/08 (c)	681,934
	Mizuho Corporate Bank Ltd.,NY,
455	5.31%, 05/17/07	454,622
455	5.30%, 05/29/07	454,622
	Natexis Banques Populaires NY,
455	5.33%, 09/07/07 (c)	454,622
	National Australia Bank Ltd.
346	5.31%, 05/30/08 (c)	345,513
909	National Bank of Canada, 5.31%, 04/02/08 (c)	909,021
	National City Bank Cleveland,
227	5.32%, 09/18/07 (c)	227,303
909	National Rural Utilities Coop., Fin., 5.31%, 05/30/08 (c)	909,245
527	Nationwide Building Society, 5.43%, 04/30/08 (c)	527,362
682	Nordea Bank New York, 5.31%, 05/16/07 (c)	681,925

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$909	Norinchukin Bank , NY, 5.32%, 07/26/07	$909,245
269	Raiffeisen Zentralbank oesterreich, 5.31%, 06/19/07	269,160
	Rhein-Main Securitization Limited,
679	5.30%, 05/21/07	679,236
453	5.29%, 05/21/07	452,957
	RheinGold Securitization
404	5.32%, 05/15/07	403,850
471	5.31%, 05/04/07	471,070
449	5.32%, 07/16/07	449,053
	Sedna Finance Inc.
117	5.32%, 05/15/07	116,668
	Sheffield Receivable Corp.,
226	5.30%, 05/15/07	226,145
678	5.31%, 05/17/07	678,334
454	5.29%, 05/07/07	453,690
455	Skandi New York, 5.32%, 05/30/08 (c)	454,623
455	Toronto Dominion New York, 5.32%, 05/29/07 (c)	454,622
676	UBS Finance (Delaware) Inc., 5.30%, 06/25/07	675,668
500	Unicredito (Delaware) Inc. 5.32%, 05/30/08 (c)	500,115
318	Unicredito Italiano Bank (IRE) Plc., 5.34%, 05/30/08 (c)	318,236
682	Union Bank of Switzerland, Standford., 5.29%, 06/04/07	681,934
	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $28,098,059)	28,098,059

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$1	Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio (d) (0.0%) (Cost $1,464)	$1,464
	Total Short-Term Investments (Cost $28,099,523)	28,099,523

Total Investments (Cost $174,481,004) (e)	112.2%	225,544,191
Liabilities in Excess of Other Assets	(12.2)	(24,466,104)
Net Assets	100.0%	$201,078,087

  *  Non-income producing security.

  **  Resale is restricted to qualified institutional investor.

  (a)    Securities with total market value equal to $197,444,668 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

  (b)  All or portion of this security was on loan as of April 30, 2007.

  (c)  Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in designated base rate. The rates shown are those in effect on April 30, 2007.

  (d)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio.

  (e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $57,392,838 and the aggregate gross unrealized depreciation is $6,329,651, resulting in net unrealized appreciation of $51,063,187.

Forward Foreign Currency Contracts Open at April 30, 2007:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION/ DEPRECIATION
IDR	4,806,190,381		$528,559	05/01/07	$466
IDR	1,407,773,272		$154,819	05/01/07	136
AUD	25,554		$21,225	05/01/07	(97)
AUD	96,092		$79,814	05/02/07	(221)
	$11,876	SGD	18,050	05/02/07	(38)
JPY	1,450,361		$12,136	05/07/07	2
Net Unrealized Appreciation					$248

Currency Abbreviations:
AUD	Australian Dollar.
IDR	Indonesian Rupiah.
JPY	Japanese Yen.
SGD	Singapore Dollar.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Summary of Investments  ■  April 30, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Collateral on Loaned Securities	$28,098,059	12.5%
Electronic Equipment/ Instruments	17,349,314	7.7
Motor Vehicles	10,638,419	4.7
Major Banks	10,461,267	4.6
Industrial Machinery	9,298,827	4.1
Regional Banks	7,421,648	3.3
Other Metals/Minerals	7,375,713	3.3
Real Estate Development	7,251,720	3.2
Electronic/Appliances	6,531,406	2.9
Engineering & Construction	6,035,043	2.7
Chemicals: Specialty	5,717,882	2.5
Financial Conglomerates	5,216,802	2.3
Pharmaceuticals: Other	5,107,435	2.3
Recreational Products	5,102,919	2.3
Major Telecommunications	5,082,622	2.3
Electronic Components	4,745,517	2.1
Industrial Conglomerates	4,548,780	2.0
Electrical Products	4,507,232	2.0
Computer Peripherals	3,838,447	1.7
Wholesale Distributors	3,675,345	1.6
Semiconductors	3,267,710	1.5
Trucks/Construction/ Farm Machinery	2,939,276	1.3
Home Building	2,807,415	1.2
Electric Utilities	2,703,949	1.2
Property - Casualty Insurers	2,542,986	1.1
Chemicals: Major Diversified	2,527,165	1.1
Food Retail	2,477,434	1.1
Computer Processing Hardware	2,247,758	1.0
Department Stores	1,982,156	0.9
Textiles	1,981,817	0.9
Marine Shipping	1,931,785	0.9
Apparel/Footwear Retail	1,918,152	0.9
Real Estate Investment Trusts	1,911,737	0.9
Railroads	1,872,726	0.8
Metal Fabrications	1,865,736	0.8
Food: Specialty/Candy	1,803,510	0.8

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Apparel/Footwear	$1,731,429	0.8%
Miscellaneous Manufacturing	1,657,199	0.7
Commercial Printing/Forms	1,610,644	0.7
Beverages:Alcoholic	1,578,659	0.7
Auto Parts: O.E.M .	1,509,902	0.7
Building Products	1,439,133	0.6
Wireless Telecommunications	1,436,154	0.6
Steel	1,378,659	0.6
Industrial Specialties	1,354,239	0.6
Agricultural Commodities/ Milling	1,299,423	0.6
Oil Refining/Marketing	1,288,550	0.6
Multi-Line Insurance	1,246,688	0.6
Casino/Gaming	1,240,874	0.6
Specialty Telecommunications	1,145,780	0.5
Coal	952,704	0.4
Finance/Rental/Leasing	899,038	0.4
Food: Meat/Fish/Dairy	889,058	0.4
Electronic Distributors	839,442	0.4
Internet Software/Services	821,285	0.4
Contract Drilling	821,019	0.4
Integrated Oil	783,564	0.3
Oil & Gas Production	750,442	0.3
Tools/Hardware	717,544	0.3
Airlines	679,301	0.3
Movies/Entertainment	552,723	0.2
Home Furnishings	531,998	0.2
Household/Personal Care	511,902	0.2
Advertising/Marketing Services	506,881	0.2
Construction Materials	303,126	0.1
Specialty Stores	180,654	0.1
Other Transportation	57,850	0.0
Banking	41,154	0.0
Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio	1,464	0.0
	$225,544,191	100.0	%*

  *  Does not include open forward foreign currency contracts with net unrealized appreciation of $248.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $174,479,540, including $26,511,507 of securities loaned)	$225,542,727
Investments in affiliates (cost $1,464)	1,464
Unrealized appreciation on open forward foreign currency contracts	604
Foreign cash (at value, with a cost of $1,162,071)	1,161,975
Receivable for:
Investments sold	2,918,133
Dividends	755,929
Foreign withholding taxes reclaimed	163,935
Capital stock sold	122,615
Prepaid expenses and other assets	77,149
Total Assets	230,744,531
Liabilities:
Collateral on securities loaned, at value	28,098,059
Unrealized depreciation on open forward foreign currency contracts	356
Payable for:
Investments purchased	484,857
Capital stock redeemed	180,019
Investment advisory fee	151,219
Distribution fee	75,716
Transfer agent fee	23,148
Administration fee	13,908
Payable to bank	381,873
Accrued expenses and other payables	257,289
Total Liabilities	29,666,444
Net Assets	$201,078,087
Composition of Net Assets:
Paid-in-capital	$212,494,215
Net unrealized appreciation	51,063,970
Accumulated net investment loss	(858,055)
Accumulated net realized loss	(61,622,043)
Net Assets	$201,078,087
Class A Shares:
Net Assets	$149,563,310
Shares Outstanding (500,000,000 authorized, $.01 par value)	6,677,135
Net Asset Value Per Share	$22.40
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$23.64
Class B Shares:
Net Assets	$40,304,075
Shares Outstanding (500,000,000 authorized, $.01 par value)	1,886,131
Net Asset Value Per Share	$21.37
Class C Shares:
Net Assets	$8,832,977
Shares Outstanding (500,000,000 authorized, $.01 par value)	413,111
Net Asset Value Per Share	$21.38
Class D Shares:
Net Assets	$2,377,725
Shares Outstanding (500,000,000 authorized, $.01 par value)	104,692
Net Asset Value Per Share	$22.71

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2007 (unaudited)

Net Investment Loss: Income
Dividends (net of $101,061 foreign withholding tax)	$1,570,891
Income from securities loaned – net	49,648
Interest	19,977
Interest from affiliates	1,464
Total Income	1,641,980
Expenses
Investment advisory fee	852,530
Transfer agent fees and expenses	224,460
Distribution fee (Class A shares)	165,415
Distribution fee (Class B shares)	213,106
Distribution fee (Class C shares)	42,536
Shareholder reports and notices	107,863
Custodian fees	92,397
Administration fee	78,394
Professional fees	43,160
Registration fees	22,081
Directors' fees and expenses	4,430
Other	22,489
Total Expenses	1,868,861
Less: amounts waived/reimbursed	(29)
Less: expense offset	(2,062)
Net Expenses	1,866,770
Net Investment Loss	(224,790)
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	16,918,823
Foreign exchange transactions	13,014
Net Realized Gain	16,931,837
Net Change in Unrealized Appreciation/Depreciation on:
Investments	10,070,315
Translation of other assets and liabilities denominated in foreign currencies	4,336
Net Appreciation	10,074,651
Net Gain	27,006,488
Net Increase	$26,781,698

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(224,790)	$(321,647)
Net realized gain	16,931,837	30,302,789
Net change in unrealized appreciation	10,074,651	14,108,747
Net Increase	26,781,698	44,089,889
Dividends to Shareholders from Net Investment Income:
Class A shares	(221,622)	—
Class D shares	(8,377)	—
Total Dividends	(229,999)	—
Net decrease from capital stock transactions	(14,375,023)	(37,913,350)
Net Increase	12,176,676	6,176,539
Net Assets:
Beginning of period	188,901,411	182,724,872
End of Period (Including accumulated net investment losses of $858,055 and $403,266, respectively)	$201,078,087	$188,901,411

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), Morgan Stanley Asset & Investment Trust Management Co., Limited (MSAITM) or Morgan Stanley Investment Management Company (MSIMC) (collectively the "Sub-Advisers"), affiliates of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2007 were $26,511,507 and $28,112,152, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.87% to the portion of the daily net assets not exceeding $1 billion; 0.82% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.77% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Advisers, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

Under the Sub-Advisory Agreements between the Sub-Advisers and the Investment Adviser, the Sub-Advisers invest the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for their services provided pursuant to the Sub-Advisory Agreements, the Investment Adviser paid MSAITM and MSIMC compensation of $209,893 and $186,317, respectively, for the six months ended April 30, 2007.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisers. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $40,224,201 at April 30, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $43, $23,820 and $1,725, respectively and received $33,542 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the Advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio. For the six months ended April 30, 2007, Advisory fees paid were reduced by $29 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio. Income distributions earned by the Fund are recorded as interest from affiliates in the Statement of Operations and totaled $1,464 for the six months ended April 30, 2007. During the six months ended April 30, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio aggregated $3,230,045 and $3,228,581, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2007 aggregated $40,364,942 and $57,524,605, respectively.

For the six months ended April 30, 2007, the Fund incurred brokerage commissions of $27,767 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Fund. At April 30, 2007, the Fund's receivables for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $1,023,794.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Advisers and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2007 included in Directors' fees and expenses in the Statement of Operations amounted to $2,646. At April 30, 2007, the Fund had an accrued pension liability of $58,119 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2007		FOR THE YEAR ENDED OCTOBER 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	214,542	$4,565,568	404,538	$7,464,473
Conversion from Class B	259,309	5,560,316	572,905	10,539,430
Reinvestment of dividends	9,746	201,652	—	—
Redeemed	(740,063)	(15,668,055)	(1,700,030)	(31,105,534)
Net decrease — Class A	(256,466)	(5,340,519)	(722,587)	(13,101,631)
CLASS B SHARES
Sold	95,995	1,936,972	348,062	6,137,027
Conversion to Class A	(271,418)	(5,560,316)	(596,698)	(10,539,430)
Redeemed	(249,086)	(5,045,222)	(803,652)	(14,045,458)
Net decrease — Class B	(424,509)	(8,668,566)	(1,052,288)	(18,447,861)
CLASS C SHARES
Sold	37,322	758,265	104,089	1,837,839
Redeemed	(53,307)	(1,081,507)	(89,568)	(1,578,078)
Net increase (decrease) — Class C	(15,985)	(323,242)	14,521	259,761
CLASS D SHARES
Sold	5,162	110,532	64,318	1,183,084
Reinvestment of dividends	303	6,359	—	—
Redeemed	(7,596)	(159,587)	(433,870)	(7,806,703)
Net decrease — Class D	(2,131)	(42,696)	(369,552)	(6,623,619)
Net decrease in Fund	(699,091)	$(14,375,023)	(2,129,906)	$(37,913,350)

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At April 30, 2007, investments in securities of issuers in Japan represented 47.1% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

At April 30, 2007, the Fund's cash balance consisted principally of interest bearing deposits with JPMorgan Chase & Co., the Fund's custodian.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2006, the Fund had a net capital loss carryforward of $75,164,250 of which $26,405,832 will expire on October 31, 2007, $25,342,356 will expire on October 31, 2009, $8,609,971 will expire on October 31, 2010 and $14,806,091 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2006, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales.

8. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the Transfer Agent.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

9. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.55		$15.51	$13.01	$11.85	$8.60	$8.92
Income (loss) from investment operations:
Net investment income (loss)‡	0.00		0.01	0.01	0.01	(0.02)	(0.05)
Net realized and unrealized gain (loss)	2.88		4.03	2.49	1.15	3.27	(0.27)
Total income (loss) from investment operations	2.88		4.04	2.50	1.16	3.25	(0.32)
Less dividends from net investment income	(0.03)		–	–	–	–	–
Net asset value, end of period	$22.40		$19.55	$15.51	$13.01	$11.85	$8.60
Total Return†	14.76	%(1)	26.05%	19.22%	9.79%	37.79%	(3.59)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.71	%(2)(4)	1.77%	1.81%	1.74%	1.96%	1.88%
Net investment income (loss)	(0.03	)%(2)(4)	0.04%	0.06%	0.04%	(0.17)%	(0.40)%
Supplemental Data:
Net assets, end of period, in thousands	$149,563		$135,555	$118,778	$5,863	$4,931	$4,089
Portfolio turnover rate	21	%(1)	41%	25%	26%	40%	32%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.70		$14.95	$12.64	$11.60	$8.53	$8.89
Income (loss) from investment operations:
Net investment loss‡	(0.08)		(0.13)	(0.10)	(0.09)	(0.08)	(0.11)
Net realized and unrealized gain (loss)	2.75		3.88	2.41	1.13	3.15	(0.25)
Total income (loss) from investment operations	2.67		3.75	2.31	1.04	3.07	(0.36)
Net asset value, end of period	$21.37		$18.70	$14.95	$12.64	$11.60	$8.53
Total Return†	14.28	%(1)	25.08%	18.28%	8.97%	35.99%	(4.05)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.48	%(2)(4)	2.52%	2.56%	2.51%	2.72%	2.64%
Net investment loss	(0.80	)%(2)(4)	(0.71)%	(0.69)%	(0.73)%	(0.93)%	(1.16)%
Supplemental Data:
Net assets, end of period, in thousands	$40,304		$43,199	$50,266	$173,504	$187,065	$163,000
Portfolio turnover rate	21	%(1)	41%	25%	26%	40%	32%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.71		$14.95	$12.63	$11.59	$8.52	$8.86
Income (loss) from investment operations:
Net investment loss‡	(0.08)		(0.11)	(0.09)	(0.09)	(0.09)	(0.10)
Net realized and unrealized gain (loss)	2.75		3.87	2.41	1.13	3.16	(0.24)
Total income (loss) from investment operations	2.67		3.76	2.32	1.04	3.07	(0.34)
Net asset value, end of period	$21.38		$18.71	$14.95	$12.63	$11.59	$8.52
Total Return†	14.27	%(1)	25.15%	18.37%	8.97%	36.03%	(3.84)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.48	%(2)(4)	2.48%	2.55%	2.51%	2.72%	2.47%
Net investment loss	(0.80	)%(2)(4)	(0.67)%	(0.68)%	(0.73)%	(0.93)%	(0.99)%
Supplemental Data:
Net assets, end of period, in thousands	$8,833		$8,027	$6,197	$7,885	$7,718	$3,182
Portfolio turnover rate	21	%(1)	41%	25%	26%	40%	32%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.85		$15.71	$13.14	$11.94	$8.68	$8.96
Income (loss) from investment operations:
Net investment income (loss)‡	0.02		0.05	0.11	0.03	0.00	(0.02)
Net realized and unrealized gain (loss)	2.92		4.09	2.46	1.17	3.26	(0.26)
Total income (loss) from investment operations	2.94		4.14	2.57	1.20	3.26	(0.28)
Less dividends from net investment income	(0.08)		–	–	–	–	–
Net asset value, end of period	$22.71		$19.85	$15.71	$13.14	$11.94	$8.68
Total Return†	14.85	%(1)	26.35%	19.56%	10.05%	37.56%	(3.12)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.48	%(2)(4)	1.52%	1.56%	1.51%	1.72%	1.64%
Net investment income (loss)	0.20	%(2)(4)	0.29%	0.31%	0.27%	0.07%	(0.16)%
Supplemental Data:
Net assets, end of period, in thousands	$2,378		$2,120	$7,484	$2,559	$8,581	$5,518
Portfolio turnover rate	21	%(1)	41%	25%	26%	40%	32%

  †  Calculated based on the net asset value as of the last business day of the period.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

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Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Advisers

Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4-chome, Shibuya-ku
Tokyo, Japan 150-6009

Morgan Stanley Investment Management Company
23 Church Street, 16-01 Capital Square
Singapore 049481

MORGAN STANLEY FUNDS

Morgan Stanley
Pacific Growth Fund

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

Semiannual Report

April 30, 2007

TG RSAN-IU07-01601P-Y04/07

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2007